Vanguard Emerging Markets Bond Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Emerging Markets Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in bonds of various maturities, yields, and qualities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds of issuers that are tied economically to emerging market countries. For purposes of the 80% policy, “bonds” include sovereign bonds that are issued or guaranteed by foreign governments or their agencies, authorities, political subdivisions or instrumentalities, or other supranational agencies, as well as bonds issued or guaranteed by foreign corporations and foreign financial institutions; and “emerging market countries” include countries whose economies or bond markets are less developed, which includes most countries except for Australia, Canada, Japan, New Zealand, the United States, the United Kingdom, and most European Monetary Union countries. Although the Fund seeks to have the majority of its bond holdings denominated in or hedged back to the U.S. dollar, it also has the ability to invest in foreign currency bonds on an unhedged basis. The Fund may invest a large percentage of its assets in issuers of a single country, a small number of countries, or a geographic region.The Fund may invest in emerging market bonds of any maturity or quality. This includes bonds rated below investment-grade (including those in default), which have ratings the equivalent of Ba1 or lower by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Bonds rated below investment-grade may also be referred to as high-yield securities or “junk” bonds.The Fund invests in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), currency swaps, foreign currency exchange forward contracts, interest rate swaps, total return swaps, credit default swaps, or other derivatives. The Fund also may take short positions in certain derivatives. Although the Fund may use derivatives for any investment purpose, it expects to use derivatives primarily as a substitute to direct investment or as a means to adjust its interest rate exposure, its currency exposure, or its exposure to a particular market, segment of the market, or security.